GuideMark Small/Mid Cap Core Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Aerospace & Defense - 1.3%
AAR Corp. (a)	140	$9,631
AeroVironment, Inc. (a)	173	49,296
Astronics Corp. (a)	586	19,619
ATI, Inc. (a)	1,175	101,450
BWX Technologies, Inc.	616	88,741
Byrna Technologies, Inc. (a)	2,334	72,074
Curtiss-Wright Corp.	546	266,748
Ducommun, Inc. (a)	472	39,001
Huntington Ingalls Industries, Inc.	344	83,062
Kratos Defense & Security Solutions, Inc. (a)	814	37,810
Leonardo DRS, Inc.	690	32,071
Moog, Inc. - Class A (b)	287	51,939
Rocket Lab Corp. (a)	2,022	72,327
Satellogic, Inc. (a)	5,143	18,618
StandardAero, Inc. (a)	611	19,338
Textron, Inc.	1,437	115,377
V2X, Inc. (a)	647	31,412
Woodward Governor Co.	434	106,369
		1,214,883

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	1,182	113,413
GXO Logistics, Inc. (a)	728	35,454
Hub Group, Inc. - Class A	786	26,276
Radiant Logistics, Inc. (a)	10,854	65,992
		241,135

Automobile Components - 0.7%
BorgWarner, Inc.	2,868	96,021
Dorman Products, Inc. (a)	564	69,186
Garrett Motion, Inc.	2,663	27,988
Gentex Corp.	2,142	47,102
Goodyear Tire & Rubber Co. (a)	1,864	19,330
LCI Industries	529	48,239
Lear Corp.	355	33,718
Modine Manufacturing Co. (a)	1,118	110,123
Motorcar Parts of America, Inc. (a)	1,915	21,448
Patrick Industries, Inc. (b)	1,026	94,623
Phinia, Inc.	804	35,770
Standard Motor Products, Inc.	392	12,042
Strattec Security Corp. (a)	389	24,200
XPEL, Inc. (a)	1,380	49,542
		689,332

Automobiles - 0.2%
Harley-Davidson, Inc.	687	16,213
Rivian Automotive, Inc. - Class A (a)(b)	5,961	81,904
Thor Industries, Inc.	722	64,121
		162,238

Banks - 8.3%
1st Source Corp.	317	19,676
Amalgamated Financial Corp.	713	22,246
Ameris Bancorp	1,195	77,317
Associated Banc-Corp.	1,438	35,073
Atlantic Union Bankshares Corp.	655	20,488
Axos Financial, Inc. (a)	1,277	97,103
BancFirst Corp.	361	44,627
Bancorp, Inc. (a)	2,003	114,111
Bank First Corp.	163	19,177
Bank of Hawaii Corp.	733	49,499
Bank of NT Butterfield & Son Ltd.	1,942	85,992
Bank OZK	2,073	97,555
Bank7 Corp.	1,324	55,383
BankUnited, Inc.	1,840	65,486
Bankwell Financial Group, Inc.	534	19,240
Banner Corp.	378	24,249
BayCom Corp.	696	19,286
Berkshire Hills Bancorp, Inc.	1,226	30,699
BOK Financial Corp.	403	39,345
Bridgewater Bancshares, Inc. (a)	2,501	39,791
Brookline Bancorp, Inc.	3,906	41,208
Burke & Herbert Financial Services Corp.	356	21,264
Business First Bancshares, Inc.	784	19,326
C&F Financial Corp.	410	25,309
Cadence Bank	2,293	73,330
Camden National Corp.	481	19,519
Capital Bancorp, Inc.	1,577	52,956
Capital City Bank Group, Inc.	628	24,712
Cathay General Bancorp	1,534	69,843
CB Financial Services, Inc.	690	19,665
Central Pacific Financial Corp.	1,367	38,317
CF Bankshares, Inc.	819	19,631
Citizens Community Bancorp, Inc.	1,422	19,624
Citizens Financial Services, Inc.	618	36,302
City Holding Co.	340	41,623
Civista Bancshares, Inc.	2,196	50,947
CNB Financial Corp.	1,300	29,718
Coastal Financial Corp. (a)	373	36,133
Colony Bankcorp, Inc.	1,170	19,270
Columbia Banking System, Inc.	3,826	89,452
Comerica, Inc.	2,642	157,595
Commerce Bancshares, Inc.	1,806	112,279
Community Financial System, Inc.	539	30,653
Community Trust Bancorp, Inc.	364	19,263
ConnectOne Bancorp, Inc.	1,094	25,337
Cullen Frost Bankers, Inc.	1,021	131,239
Customers Bancorp, Inc. (a)	1,406	82,588
CVB Financial Corp.	1,295	25,628
Dime Community Bancshares, Inc.	499	13,443
Eagle Bancorp Montana, Inc.	1,158	19,304
East West Bancorp, Inc.	2,696	272,242
ECB Bancorp, Inc. (a)	1,266	19,547
Enterprise Bancorp, Inc.	417	16,530
Enterprise Financial Services Corp.	970	53,447
Equity Bancshares, Inc. - Class A	469	19,135
Esquire Financial Holdings, Inc.	600	56,796
Farmers National Banc Corp.	1,408	19,416
FB Bancorp, Inc. (a)	1,693	19,046
First BanCorp	5,140	107,066
First Bank	2,404	37,190
First Busey Corp.	0(c)	9
First Business Financial Services, Inc.	690	34,955
First Capital, Inc.	467	19,282
First Commonwealth Financial Corp.	1,630	26,455
First Community Bankshares, Inc.	432	16,921
First Community Corp.	970	23,649
First Financial Bancorp	1,499	36,366
First Financial Bankshares, Inc.	1,686	60,662
First Financial Corp.	917	49,692
First Hawaiian, Inc.	2,064	51,517
First Horizon Corp.	8,066	170,999
First Interstate BancSystem, Inc. - Class A	675	19,453
First Merchants Corp.	1,087	41,632
First Savings Financial Group, Inc.	1,301	32,577
First United Corp.	1,129	35,010
Five Star Bancorp	679	19,379
FNB Corp.	4,037	58,859
Franklin Financial Services Corp.	561	19,425
FS Bancorp, Inc.	825	32,489
Fulton Financial Corp.	2,394	43,188
GBank Financial Holdings, Inc. (a)	609	21,565
German American Bancorp, Inc.	247	9,512
Glacier Bancorp, Inc.	476	20,506
Guaranty Bancshares Inc.	456	19,353
Hancock Whitney Corp.	1,439	82,599
Hanmi Financial Corp.	2,137	52,741
Hawthorn Bancshares, Inc.	1,101	32,083
HBT Financial, Inc.	1,115	28,109
Home Bancorp, Inc.	881	45,618
Home BancShares, Inc.	2,263	64,405
HomeTrust Bancshares, Inc.	965	36,101
Hope Bancorp, Inc.	1,197	12,844
Independent Bank Corp.	2,024	65,598
Independent Bank Corp.	390	24,525
International Bancshares Corp.	1,141	75,945
Investar Holding Corp.	1,565	30,236
Lakeland Financial Corp.	258	15,854
Landmark Bancorp, Inc.	774	20,465
Mercantile Bank Corp.	1,080	50,123
Meridian Corp.	2,119	27,314
Metrocity Bankshares, Inc.	1,389	39,698
Metropolitan Bank Holding Corp. (a)	781	54,670
Mid Penn Bancorp, Inc.	1,524	42,977
MVB Financial Corp.	473	10,657
NB Bancorp, Inc. (a)	1,088	19,432
Nicolet Bankshares, Inc.	199	24,573
Northeast Bank	420	37,376
Northeast Community Bancorp, Inc.	1,556	36,169
Northrim BanCorp, Inc.	356	33,201
Oak Valley Bancorp	1,530	41,677
OceanFirst Financial Corp.	1,191	20,974
OFG Bancorp	1,752	74,986
Ohio Valley Banc Corp.	641	20,659
Old National Bancorp	4,241	90,503
Old Point Financial Corp.	484	18,997
Old Second Bancorp, Inc.	2,674	47,437
OP Bancorp	2,072	26,915
Origin Bancorp, Inc.	422	15,082
Orrstown Financial Services, Inc.	698	22,217
Park National Corp.	154	25,758
Parke Bancorp, Inc.	1,524	31,044
Pathward Financial, Inc.	1,152	91,146
PCB Bancorp	924	19,386
Peapack-Gladstone Financial Corp.	671	18,956
Peoples Bancorp, Inc.	933	28,494
Pinnacle Financial Partners, Inc.	1,029	113,612
Plumas Bancorp	1,032	45,883
Ponce Financial Group, Inc. (a)	1,516	20,981
Popular, Inc.	1,302	143,493
Preferred Bank	740	64,043
Prosperity Bancshares, Inc.	893	62,724
Provident Financial Services, Inc.	1,759	30,835
QCR Holdings, Inc.	728	49,431
Red River Bancshares, Inc.	337	19,782
Renasant Corp.	1,030	37,008
Republic Bancorp, Inc. - Class A	597	43,647
Rhinebeck Bancorp, Inc. (a)	1,613	18,920
S&T Bancorp, Inc.	802	30,332
SB Financial Group, Inc.	1,053	20,112
ServisFirst Bancshares, Inc.	1,107	85,804
Shore Bancshares, Inc.	2,561	40,259
Sierra Bancorp	744	22,089
Simmons First National Corp. - Class A	1,631	30,924
SmartFinancial, Inc.	574	19,390
South Plains Financial, Inc.	1,786	64,367
Southern Missouri Bancorp, Inc.	594	32,539
Southern States Bancshares, Inc.	531	19,312
Southside Bancshares, Inc.	547	16,098
SouthState Corp.	915	84,207
SR Bancorp, Inc.	1,594	21,519
Stellar Bancorp, Inc.	689	19,278
Stock Yards Bancorp, Inc.	551	43,518
Synovus Financial Corp.	2,463	127,460
Texas Capital Bancshares, Inc. (a)	216	17,150
Third Coast Bancshares, Inc. (a)	1,846	60,309
Timberland Bancorp, Inc.	610	19,032
Tompkins Financial Corp.	304	19,070
TowneBank	632	21,602
UMB Financial Corp. (b)	1,156	121,565
Union Bankshares, Inc.	897	23,878
United Bankshares, Inc.	1,131	41,202
United Community Banks, Inc.	1,000	29,790
United Security Bancshares	2,521	21,807
Unity Bancorp, Inc.	641	30,178
Univest Financial Corp.	1,787	53,681
USCB Financial Holdings, Inc.	1,172	19,385
Valley National Bancorp	6,049	54,018
Veritex Holdings, Inc.	1,282	33,460
Virginia National Bankshares Corp.	528	19,536
WaFd, Inc.	920	26,938
Webster Financial Corp.	2,053	112,094
WesBanco, Inc.	644	20,370
West BanCorp, Inc.	972	19,080
Westamerica BanCorp	679	32,891
Western Alliance Bancorp	2,281	177,872
Wintrust Financial Corp.	1,215	150,636
WSFS Financial Corp.	807	44,385
Zions Bancorp NA	2,939	152,652
		8,033,383

Beverages - 0.5%
Boston Beer Co., Inc. - Class A (a)	225	42,932
Celsius Holdings, Inc. (a)	1,623	75,291
Coca-Cola Consolidated, Inc.	1,753	195,722
National Beverage Corp. (a)	898	38,830
Primo Brands Corp.	3,471	102,811
Vita Coco Co., Inc. (a)	549	19,819
Zevia PBC - Class A (a)	5,312	17,105
		492,510

Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc. (a)	5,925	127,802
ADMA Biologics, Inc. (a)	3,615	65,829
Aduro Biotech, Inc. (a)(d)	1,181	0
Akebia Therapeutics, Inc. (a)	27,924	101,643
Alkermes PLC (a)	6,361	181,988
Arcutis Biotherapeutics, Inc. (a)	1,446	20,273
Avita Medical, Inc. (a)	5,121	27,090
BioCryst Pharmaceuticals, Inc. (a)	7,903	70,811
Blueprint Medicines Corp. (a)	237	30,379
CareDx, Inc. (a)	4,991	97,524
Catalyst Pharmaceuticals, Inc. (a)	8,121	176,226
Emergent BioSolutions, Inc. (a)	6,123	39,065
Exact Sciences Corp. (a)	2,144	113,932
Exelixis, Inc. (a)	8,543	376,533
Fennec Pharmaceuticals, Inc. (a)	7,813	64,848
Gyre Therapeutics, Inc. (a)	2,606	19,154
Halozyme Therapeutics, Inc. (a)	1,378	71,683
Insmed, Inc. (a)	821	82,625
Krystal Biotech, Inc. (a)	73	10,035
MiMedx Group, Inc. (a)	12,644	77,255
Mirum Pharmaceuticals, Inc. (a)	399	20,305
Neurocrine Biosciences, Inc. (a)	844	106,082
Organogenesis Holdings, Inc. (a)	25,930	94,904
Protagonist Therapeutics, Inc. (a)	473	26,143
Protalix BioTherapeutics, Inc. (a)	15,260	22,585
PTC Therapeutics, Inc. (a)	2,444	119,365
Puma Biotechnology, Inc. (a)	47,593	163,244
Rhythm Pharmaceuticals, Inc. (a)	540	34,123
Rigel Pharmaceuticals, Inc. (a)	1,854	34,725
SpringWorks Therapeutics, Inc. (a)	412	19,360
TG Therapeutics, Inc. (a)	2,843	102,320
Travere Therapeutics, Inc. (a)	1,588	23,502
United Therapeutics Corp. (a)	891	256,029
Vanda Pharmaceuticals, Inc. (a)	3,900	18,408
Vericel Corp. (a)	1,888	80,334
Y-mAbs Therapeutics, Inc. (a)	2,510	11,320
		2,887,444

Broadline Retail - 0.5%
Dillard's, Inc. - Class A (b)	329	137,466
Etsy, Inc. (a)(b)	1,537	77,096
Groupon, Inc. (a)(b)	2,390	79,946
Kohl's Corp. (b)	2,403	20,377
Macy's, Inc. (b)	8,172	95,286
Ollie's Bargain Outlet Holdings, Inc. (a)	666	87,765
Savers Value Village, Inc. (a)	3,184	32,477
		530,413

Building Products - 1.8%
A O Smith Corp.	1,835	120,321
AAON, Inc.	907	66,891
Advanced Drainage Systems, Inc.	938	107,739
Allegion PLC	1,246	179,574
American Woodmark Corp. (a)	622	33,196
Apogee Enterprises, Inc.	1,087	44,132
Armstrong World Industries, Inc.	553	89,829
AZEK Co., Inc. (a)	951	51,687
AZZ, Inc.	691	65,286
CSW Industrials, Inc.	224	64,250
Fortune Brands Innovations, Inc.	1,982	102,033
Gibraltar Industries, Inc. (a)	616	36,344
Griffon Corp.	1,716	124,187
Hayward Holdings, Inc. (a)	1,750	24,150
Janus International Group, Inc. (a)	2,042	16,622
Owens Corning, Inc.	1,408	193,628
Quanex Building Products Corp.	691	13,060
Resideo Technologies, Inc. (a)	3,300	72,798
Simpson Manufacturing Co., Inc.	616	95,671
Tecnoglass, Inc.	298	23,053
Trex Co., Inc. (a)	1,338	72,760
UFP Industries, Inc.	1,372	136,322
Zurn Elkay Water Solutions Corp.	1,296	47,395
		1,780,928

Capital Markets - 3.6%
Acadian Asset Management, Inc.	1,093	38,517
Affiliated Managers Group, Inc.	895	176,109
Artisan Partners Asset Management, Inc. - Class A	1,847	81,877
BGC Group, Inc. - Class A	4,144	42,393
Carlyle Group, Inc.	2,808	144,331
Cohen & Steers, Inc.	901	67,890
Diamond Hill Investment Group, Inc.	402	58,415
Donnelley Financial Solutions, Inc. (a)	1,664	102,586
Evercore, Inc. - Class A	830	224,117
FactSet Research Systems, Inc.	549	245,557
Hamilton Lane, Inc. - Class A	926	131,603
Houlihan Lokey, Inc.	1,127	202,804
Invesco Ltd.	4,253	67,070
Janus Henderson Group PLC	2,781	108,014
Jefferies Financial Group, Inc.	2,949	161,281
Lazard, Inc.	1,428	68,515
Marex Group PLC	1,186	46,811
MarketAxess Holdings, Inc.	474	105,863
Moelis & Co. - Class A	861	53,658
Morningstar, Inc.	268	84,133
Piper Sandler Cos.	280	77,823
PJT Partners, Inc. - Class A	953	157,255
SEI Investments Co.	2,012	180,798
Siebert Financial Corp. (a)	8,459	37,389
Stifel Financial Corp.	2,017	209,324
StoneX Group, Inc. (a)	2,023	184,376
TPG, Inc. (b)	708	37,135
Victory Capital Holdings, Inc. - Class A	707	45,015
Virtu Financial, Inc. - Class A	3,518	157,571
Virtus Investment Partners, Inc.	240	43,536
WisdomTree, Inc.	4,423	50,909
XP, Inc. - Class A	3,375	68,175
		3,460,850

Chemicals - 0.8%
Axalta Coating Systems, Ltd. (a)	1,887	56,025
Cabot Corp.	527	39,525
Core Molding Technologies, Inc. (a)	1,912	31,720
Element Solutions, Inc.	787	17,826
H.B. Fuller Co.	167	10,045
Hawkins, Inc.	834	118,511
Innospec, Inc. (b)	237	19,929
Koppers Holdings, Inc.	592	19,033
Mosaic Co.	2,330	84,999
NewMarket Corp.	104	71,850
Perimeter Solutions, Inc. (a)	1,613	22,453
RPM International, Inc.	1,960	215,286
Scotts Miracle-Gro Co.	294	19,392
Sensient Technologies Corp.	196	19,310
		745,904

Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	808	38,146
ACCO Brands Corp.	4,135	14,803
Acme United Corp.	789	32,704
ACV Auctions, Inc. - Class A (a)	1,161	18,831
BrightView Holdings, Inc. (a)	3,125	52,031
Brink's Co.	296	26,430
Casella Waste Systems, Inc. - Class A (a)	171	19,730
Cimpress PLC (a)	1,217	57,199
Clean Harbors, Inc. (a)	608	140,558
Deluxe Corp.	2,655	42,241
Healthcare Services Group, Inc. (a)	1,295	19,464
HNI Corp.	2,111	103,819
Interface, Inc.	4,413	92,364
Liquidity Services, Inc. (a)	1,558	36,753
MillerKnoll, Inc.	2,624	50,958
Mobile Infrastructure Corp. (a)	4,529	20,516
MSA Safety, Inc.	401	67,180
OPENLANE, Inc. (a)	809	19,780
Pitney Bowes, Inc.	3,287	35,861
Quad/Graphics, Inc.	5,562	31,425
Steelcase, Inc. - Class A	3,670	38,278
Tetra Tech, Inc.	959	34,486
UniFirst Corp.	265	49,878
Virco Mfg. Corp.	4,629	36,940
VSE Corp.	89	11,657
		1,092,032

Communications Equipment - 1.4%
ADTRAN Holdings, Inc. (a)	4,506	40,419
BK Technologies Corp. (a)	765	36,054
Calix, Inc. (a)	1,989	105,795
Ciena Corp. (a)	2,039	165,832
CommScope Holding Co., Inc. (a)	3,616	29,940
Digi International, Inc. (a)	1,796	62,609
Extreme Networks, Inc. (a)	6,705	120,355
F5, Inc. (a)	1,047	308,153
Harmonic, Inc. (a)	4,953	46,905
Inseego Corp. (a)	3,848	31,707
Juniper Networks, Inc.	5,564	222,171
Lumentum Holdings, Inc. (a)	240	22,814
NETGEAR, Inc. (a)	1,940	56,396
NetScout Systems, Inc. (a)	2,117	52,523
Ribbon Communications, Inc. (a)	14,036	56,284
Viavi Solutions, Inc. (a)	4,183	42,123
		1,400,080

Construction & Engineering - 2.8%
AECOM	1,506	169,967
API Group Corp. (a)	3,568	182,146
Arcosa, Inc.	603	52,286
Argan, Inc.	188	41,450
Bowman Consulting Group Ltd. (a)	1,541	44,304
Comfort Systems USA, Inc.	612	328,160
Concrete Pumping Holdings, Inc.	2,539	15,615
Construction Partners, Inc. - Class A (a)	345	36,667
Dycom Industries, Inc. (a)	274	66,963
EMCOR Group, Inc.	935	500,122
Fluor Corp. (a)	1,310	67,164
Granite Construction, Inc.	820	76,678
IES Holdings, Inc. (a)(b)	918	271,939
Limbach Holdings, Inc. (a)	139	19,474
MasTec, Inc. (a)	820	139,753
MYR Group, Inc. (a)	106	19,234
NWPX Infrastructure, Inc. (a)	1,083	44,414
Primoris Services Corp.	1,601	124,782
Sterling Infrastructure, Inc. (a)	760	175,355
Tutor Perini Corp. (a)	4,038	188,898
Valmont Industries, Inc.	408	133,240
WillScot Holdings Corp. (b)	1,253	34,332
		2,732,943

Construction Materials - 0.2%
Eagle Materials, Inc.	240	48,506
Knife River Corp. (a)	596	48,657
United States Lime & Minerals, Inc.	577	57,585
		154,748

Consumer Finance - 2.2%
Ally Financial, Inc.	3,015	117,434
Atlanticus Holdings Corp. (a)	2,504	137,094
Bread Financial Holdings, Inc.	1,847	105,501
Consumer Portfolio Services, Inc. (a)	2,743	26,964
Credit Acceptance Corp. (a)(b)	185	94,245
Dave, Inc. (a)	1,064	285,588
Enova International, Inc. (a)	2,001	223,151
FirstCash Holdings, Inc.	662	89,463
LendingClub Corp. (a)	2,959	35,597
Medallion Financial Corp.	4,462	42,523
Navient Corp.	2,556	36,040
Nelnet, Inc. - Class A	354	42,876
OneMain Holdings, Inc.	3,295	187,815
OppFi, Inc. (b)	7,330	102,547
PROG Holdings, Inc.	2,740	80,419
Regional Management Corp.	1,540	44,983
SLM Corp.	6,927	227,136
SoFi Technologies, Inc. (a)	11,691	212,893
World Acceptance Corp. (a)	242	39,959
		2,132,228

Consumer Staples Distribution & Retail - 3.1%
Albertsons Cos., Inc. - Class A (b)	7,161	154,033
Andersons, Inc.	268	9,849
BJ's Wholesale Club Holdings, Inc. (a)(b)	2,892	311,844
Casey's General Stores, Inc.	787	401,582
Chefs' Warehouse, Inc. (a)	1,571	100,246
Grocery Outlet Holding Corp. (a)	2,374	29,485
Guardian Pharmacy Services, Inc. - Class A (a)	1,009	21,502
HF Foods Group, Inc. (a)	11,268	35,832
Ingles Markets, Inc. - Class A	1,257	79,669
Maplebear, Inc. (a)	2,275	102,921
Natural Grocers by Vitamin Cottage, Inc.	3,381	132,704
Performance Food Group Co. (a)	3,538	309,469
PriceSmart, Inc.	708	74,368
SpartanNash Co.	3,977	105,351
Sprouts Farmers Market, Inc. (a)	2,335	384,434
United Natural Foods, Inc. (a)	5,380	125,408
US Foods Holding Corp. (a)	4,688	361,023
Village Super Market, Inc. - Class A	3,130	120,505
Walgreens Boots Alliance, Inc.	2,645	30,365
Weis Markets, Inc. (b)	1,355	98,224
		2,988,814

Containers & Packaging - 0.7%
AptarGroup, Inc.	616	96,361
Ardagh Group SA (a)(d)	1,281	0
Avery Dennison Corp.	999	175,295
Crown Holdings, Inc.	963	99,170
Graphic Packaging Holding Co.	713	15,023
Greif, Inc. - Class A	453	29,440
Greif, Inc. - Class B	162	11,180
Myers Industries, Inc.	2,215	32,095
Packaging Corp. of America	1,112	209,556
Silgan Holdings, Inc.	890	48,220
		716,340

Distributors - 0.2%
LKQ Corp.	1,258	46,559
Pool Corp.	503	146,614
Weyco Group, Inc.	1,373	45,529
		238,702

Diversified Consumer Services - 2.1%
ADT, Inc.	6,829	57,842
Adtalem Global Education, Inc. (a)	1,538	195,680
American Public Education, Inc. (a)	3,891	118,520
Bright Horizons Family Solutions, Inc. (a)(b)	152	18,786
Carriage Services, Inc.	543	24,837
Coursera, Inc. (a)	2,210	19,360
Duolingo, Inc. (a)	305	125,056
Frontdoor, Inc. (a)	2,598	153,126
Graham Holdings Co. - Class B	102	96,509
Grand Canyon Education, Inc. (a)	840	158,760
H&R Block, Inc.	3,529	193,707
Laureate Education, Inc. (a)	1,905	44,539
Lincoln Educational Services Corp. (a)	5,573	128,458
Matthews International Corp. - Class A	397	9,492
Nerdy, Inc. (a)	27,298	44,496
Perdoceo Education Corp.	6,258	204,574
Service Corp. International (b)	488	39,723
Strategic Education, Inc.	342	29,114
Stride, Inc. (a)	1,658	240,725
Udemy, Inc. (a)	4,685	32,935
Universal Technical Institute, Inc. (a)	1,854	62,832
		1,999,071

Diversified Financial Services - 0.0%(e)
GCI Liberty Inc SR Escrow (a)(d)	593	536

Diversified Telecommunication Services - 0.4%
AST SpaceMobile, Inc. (a)(b)	435	20,328
Bandwidth, Inc. - Class A (a)	1,646	26,171
Frontier Communications Parent, Inc. (a)	1,173	42,697
IDT Corp. - Class B (b)	2,771	189,315
Liberty Global Ltd. - Class A (a)	1,953	19,549
Liberty Global Ltd. - Class C (a)	1,907	19,661
Lumen Technologies, Inc. (a)	11,212	49,109
		366,830

Electric Utilities - 0.4%
ALLETE, Inc.	583	37,353
Genie Energy Ltd. - Class B	3,731	100,289
Hawaiian Electric Industries, Inc. (a)	4,716	50,131
IDACORP, Inc.	265	30,594
OGE Energy Corp.	1,266	56,185
Oklo, Inc. (a)	350	19,597
Pinnacle West Capital Corp.	730	65,313
TXNM Energy, Inc.	419	23,598
		383,060

Electrical Equipment - 1.2%
Acuity, Inc.	803	239,567
Allient, Inc.	1,385	50,289
Atkore, Inc.	970	68,434
EnerSys	623	53,435
Generac Holdings, Inc. (a)	511	73,180
LSI Industries, Inc.	4,811	81,835
NEXTracker, Inc. - Class A (a)	889	48,335
nVent Electric PLC	1,228	89,951
Powell Industries, Inc. (b)	357	75,131
Power Solutions International, Inc. (a)	408	26,389
Preformed Line Products Co.	736	117,620
Regal Rexnord Corp. (b)	728	105,531
Sensata Technologies Holding PLC	689	20,746
Thermon Group Holdings, Inc. (a)	1,502	42,176
Vicor Corp. (a)	849	38,511
		1,131,130

Electronic Equipment, Instruments & Components - 2.3%
Advanced Energy Industries, Inc.	175	23,188
Arlo Technologies, Inc. (a)	3,654	61,972
Arrow Electronics, Inc. (a)	768	97,866
Avnet, Inc.	1,446	76,754
Badger Meter, Inc.	564	138,152
Belden, Inc.	933	108,041
Benchmark Electronics, Inc.	598	23,220
Climb Global Solutions, Inc.	187	19,992
Cognex Corp.	868	27,533
Coherent Corp. (a)	1,329	118,560
Crane NXT Co.	180	9,702
Daktronics, Inc. (a)	1,844	27,881
ePlus, Inc. (a)	1,063	76,642
Evolv Technologies Holdings, Inc. (a)	3,104	19,369
Fabrinet (a)	251	73,965
FARO Technologies, Inc. (a)	1,131	49,674
Flex Ltd. (a)	1,488	74,281
Insight Enterprises, Inc. (a)	423	58,410
Itron, Inc. (a)	409	53,837
Jabil, Inc.	1,460	318,426
Knowles Corp. (a)	1,302	22,941
Littelfuse, Inc.	149	33,783
Mirion Technologies, Inc. (a)	1,212	26,094
Napco Security Technologies, Inc.	1,977	58,697
Novanta, Inc. (a)	193	24,884
OSI Systems, Inc. (a)	274	61,612
PC Connection, Inc.	1,217	80,054
Plexus Corp. (a)	343	46,411
Richardson Electronics Ltd.	2,012	19,416
Sanmina Corp. (a)	883	86,384
ScanSource, Inc. (a)	1,051	43,942
TD SYNNEX Corp.	879	119,280
TTM Technologies, Inc. (a)	2,154	87,926
Vontier Corp.	2,718	100,294
		2,269,183

Energy Equipment & Services - 0.6%
Archrock, Inc.	1,640	40,721
ChampionX Corp.	788	19,574
Energy Services of America Corp.	3,103	30,844
Forum Energy Technologies, Inc. (a)	1,465	28,523
Helix Energy Solutions Group, Inc. (a)	2,205	13,759
Liberty Energy, Inc.	3,150	36,162
NOV, Inc.	1,889	23,480
Oceaneering International, Inc. (a)	1,204	24,947
Oil States International, Inc. (a)	3,060	16,402
Patterson-UTI Energy, Inc.	3,092	18,336
ProFrac Holding Corp. - Class A (a)	2,390	18,546
ProPetro Holding Corp. (a)	4,112	24,549
Ranger Energy Services, Inc. - Class A	1,582	18,889
RPC, Inc.	3,288	15,552
TechnipFMC PLC	4,726	162,763
TETRA Technologies, Inc. (a)	5,199	17,469
Tidewater, Inc. (a)	440	20,297
Weatherford International PLC	193	9,710
		540,523

Entertainment - 0.4%
Cinemark Holdings, Inc.	713	21,518
CuriosityStream, Inc.	4,241	23,877
Golden Matrix Group, Inc. (a)	10,864	18,469
Liberty Media Corp.-Liberty Live - Class A (a)	338	26,864
Liberty Media Corp.-Liberty Live - Class C (a)	751	60,951
Marcus Corp.	2,289	38,593
Playstudios, Inc. (a)	36,236	47,469
Playtika Holding Corp.	5,451	25,783
Roku, Inc. (a)	1,165	102,392
		365,916

Financial Services - 3.6%
Affirm Holdings, Inc. (a)	1,358	93,892
Alerus Financial Corp.	611	13,222
Banco Latinoamericano de Comercio Exterior SA	2,659	107,158
Cantaloupe, Inc. (a)	2,377	26,123
Cass Information Systems, Inc.	406	17,641
Corebridge Financial, Inc.	3,433	121,872
Enact Holdings, Inc.	2,306	85,668
Equitable Holdings, Inc.	4,592	257,611
Essent Group Ltd.	2,310	140,286
Euronet Worldwide, Inc. (a)	946	95,905
EVERTEC, Inc.	1,603	57,788
Federal Agricultural Mortgage Corp. - Class C	586	113,848
Finance Of America Cos., Inc. (a)	2,106	49,112
International Money Express, Inc. (a)	3,393	34,235
Jack Henry & Associates, Inc.	1,100	198,187
Jackson Financial, Inc. - Class A	930	82,575
Marqeta, Inc. - Class A (a)	3,507	20,446
Merchants Bancorp	2,306	76,259
MGIC Investment Corp.	7,781	216,623
Mr Cooper Group, Inc. (a)	2,138	319,011
NCR Atleos Corp. (a)	1,407	40,142
NewtekOne, Inc.	2,028	22,876
NMI Holdings, Inc. - Class A (a)	2,979	125,684
Onity Group, Inc. (a)	515	19,658
Pagseguro Digital Ltd. - Class A	4,232	40,796
Payoneer Global, Inc. (a)(b)	3,464	23,728
Paysign, Inc. (a)	4,424	31,853
PennyMac Financial Services, Inc.	780	77,719
Radian Group, Inc.	4,463	160,757
Security National Financial Corp. - Class A (a)	2,042	20,114
Sezzle, Inc. (a)	1,622	290,744
Shift4 Payments, Inc. - Class A (a)(b)	848	84,045
Velocity Financial, Inc. (a)	2,069	38,359
Voya Financial, Inc.	2,295	162,945
Waterstone Financial, Inc.	1,034	14,280
Western Union Co.	9,660	81,337
WEX, Inc. (a)	519	76,236
		3,438,735

Food Products - 0.9%
Cal-Maine Foods, Inc.	1,470	146,456
Darling International, Inc. (a)(b)	1,366	51,826
Dole PLC	1,397	19,544
Flowers Foods, Inc.	3,981	63,616
Fresh Del Monte Produce, Inc.	1,579	51,191
Ingredion, Inc.	953	129,246
Lifeway Foods, Inc. (a)	1,867	46,022
Mama's Creations, Inc. (a)	5,461	45,326
Marzetti Co.	231	39,910
Pilgrim's Pride Corp.	1,374	61,803
Post Holdings, Inc. (a)	660	71,960
Seneca Foods Corp. - Class A (a)	192	19,475
Simply Good Foods Co. (a)	468	14,784
Vital Farms, Inc. (a)	2,193	84,474
WK Kellogg Co.	1,133	18,060
		863,693

Gas Utilities - 0.4%
Brookfield Infrastructure Corp. - Class A	2,146	89,274
MDU Resources Group, Inc.	2,621	43,692
National Fuel Gas Co.	657	55,654
New Jersey Resources Corp.	222	9,950
ONE Gas, Inc.	297	21,342
Southwest Gas Holdings, Inc.	1,007	74,911
Spire, Inc.	243	17,737
UGI Corp.	3,035	110,535
		423,095

Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc.	467	20,655
Landstar System, Inc.	729	101,346
Lyft, Inc. - Class A (a)	5,656	89,138
Ryder System, Inc.	507	80,613
Saia, Inc. (a)	35	9,590
XPO, Inc. (a)	614	77,542
		378,884

Health Care Equipment & Supplies - 2.0%
Alphatec Holdings, Inc. (a)	4,387	48,696
AngioDynamics, Inc. (a)	4,290	42,557
AtriCure, Inc. (a)	1,893	62,034
Avanos Medical, Inc. (a)	2,422	29,645
Axogen, Inc. (a)	1,842	19,986
Butterfly Network, Inc. (a)	10,838	21,676
Cerus Corp. (a)	24,366	34,356
ClearPoint Neuro, Inc. (a)	1,691	20,190
CONMED Corp.	470	24,478
CVRx, Inc. (a)	3,323	19,539
Delcath Systems, Inc. (a)	1,425	19,380
Dentsply Sirona, Inc.	3,124	49,609
Electromed, Inc. (a)	1,524	33,513
Embecta Corp.	3,004	29,109
Envista Holdings Corp. (a)	3,400	66,436
Glaukos Corp. (a)	340	35,119
Globus Medical, Inc. - Class A (a)	1,027	60,614
Haemonetics Corp. (a)	492	36,708
ICU Medical, Inc. (a)	242	31,980
Inogen, Inc. (a)	1,981	13,926
Inspire Medical Systems, Inc. (a)	477	61,900
Integer Holdings Corp. (a)(b)	171	21,028
iRadimed Corp.	1,234	73,781
iRhythm Technologies, Inc. (a)	580	89,297
Lantheus Holdings, Inc. (a)(b)	1,267	103,717
LeMaitre Vascular, Inc.	515	42,771
LENSAR, Inc. (a)	1,515	19,953
LivaNova PLC (a)	744	33,495
Masimo Corp. (a)	664	111,698
Merit Medical Systems, Inc. (a)	637	59,547
Neuronetics, Inc. (a)	5,478	19,118
NeuroPace, Inc. (a)	1,806	20,119
Novocure Ltd. (a)(b)	878	15,628
Omnicell, Inc. (a)	1,132	33,281
Orthofix Medical, Inc. (a)	3,139	35,000
Penumbra, Inc. (a)	550	141,146
Sanara Medtech, Inc. (a)	1,710	48,547
SANUWAVE Health, Inc. (a)	837	27,504
SI-BONE, Inc. (a)	3,354	63,122
SurModics, Inc. (a)	341	10,131
Tactile Systems Technology, Inc. (a)	9,143	92,710
Tandem Diabetes Care, Inc. (a)	749	13,961
Teleflex, Inc.	189	22,370
Varex Imaging Corp. (a)	1,353	11,730
Zimvie, Inc. (a)	3,521	32,921
		1,904,026

Health Care Providers & Services - 2.7%
AdaptHealth Corp. (a)	2,968	27,988
Addus HomeCare Corp. (a)	439	50,568
AirSculpt Technologies, Inc. (a)(b)	6,568	31,723
Alignment Healthcare, Inc. (a)	1,568	21,952
Amedisys, Inc. (a)	981	96,521
AMN Healthcare Services, Inc. (a)	1,804	37,289
Aveanna Healthcare Holdings, Inc. (a)	4,705	24,607
BrightSpring Health Services, Inc. (a)	1,113	26,256
Castle Biosciences, Inc. (a)	1,190	24,300
Chemed Corp.	275	133,906
Clover Health Investments Corp. (a)	7,833	21,854
CorVel Corp. (a)	975	100,211
Cross Country Healthcare, Inc. (a)	5,938	77,491
DaVita, Inc. (a)	901	128,347
DocGo, Inc. (a)	22,042	34,606
Encompass Health Corp.	933	114,414
Enhabit, Inc. (a)	8,100	78,084
GeneDx Holdings Corp. (a)	274	25,293
Guardant Health, Inc. (a)	722	37,573
HealthEquity, Inc. (a)	684	71,656
Henry Schein, Inc. (a)	2,802	204,686
Hims & Hers Health, Inc. (a)(b)	1,766	88,035
Innovage Holding Corp. (a)	8,402	31,003
Joint Corp. (a)	2,864	33,051
National HealthCare Corp.	326	34,885
National Research Corp.	937	15,742
Nutex Health, Inc. (a)	378	47,057
Oncology Institute, Inc. (a)	8,830	18,102
Option Care Health, Inc. (a)	3,043	98,837
Owens & Minor, Inc. (a)	4,324	39,348
Pediatrix Medical Group, Inc. (a)	5,087	72,998
Pennant Group, Inc. (a)	324	9,671
Premier, Inc. - Class A (b)	2,737	60,022
Privia Health Group, Inc. (a)	879	20,217
Progyny, Inc. (a)	2,363	51,986
Select Medical Holdings Corp.	890	13,510
Talkspace, Inc. (a)	19,376	53,865
Tenet Healthcare Corp. (a)	1,448	254,848
The Ensign Group, Inc.	611	94,253
Universal Health Services, Inc. - Class B	847	153,434
Viemed Healthcare, Inc. (a)	8,412	58,127
		2,618,316

Health Care Technology - 0.4%
Doximity, Inc. - Class A (a)	737	45,208
HealthStream, Inc.	1,868	51,688
LifeMD, Inc. (a)	6,148	83,736
Phreesia, Inc. (a)	2,588	73,654
Teladoc Health, Inc. (a)	9,464	82,431
TruBridge, Inc. (a)	2,036	47,683
Waystar Holding Corp. (a)	800	32,696
		417,096

Hotels, Restaurants & Leisure - 1.8%
Aramark	1,807	75,659
Biglari Holdings, Inc. - Class B (a)	171	49,968
BJ's Restaurants, Inc. (a)	370	16,502
Boyd Gaming Corp.	1,258	98,413
Brinker International, Inc. (a)	1,010	182,133
Caesars Entertainment, Inc. (a)	518	14,706
Cava Group, Inc. (a)(b)	124	10,445
Choice Hotels International, Inc. (b)	155	19,666
Dutch Bros, Inc. - Class A (a)	430	29,399
Everi Holdings, Inc. (a)	2,832	40,328
Golden Entertainment, Inc.	429	12,625
Hilton Grand Vacations, Inc. (a)	391	16,238
Inspired Entertainment, Inc. (a)	4,266	34,853
International Game Technology PLC	614	9,707
Life Time Group Holdings, Inc. (a)	899	27,267
Light & Wonder, Inc. (a)(b)	1,433	137,941
Marriott Vacations Worldwide Corp. (b)	131	9,473
Monarch Casino & Resort, Inc.	222	19,190
Nathan's Famous, Inc.	769	85,036
Norwegian Cruise Line Holdings, Ltd. (a)	1,666	33,786
Papa John's International, Inc.	616	30,147
Planet Fitness, Inc. - Class A (a)	461	50,272
PlayAGS, Inc. (a)	4,805	60,014
Potbelly Corp. (a)	4,331	53,055
Red Rock Resorts, Inc. - Class A	244	12,695
Rush Street Interactive, Inc. (a)	4,664	69,494
Shake Shack, Inc. - Class A (a)	97	13,638
Super Group SGHC Ltd.	1,742	19,110
Target Hospitality Corp. (a)	9,743	69,370
Texas Roadhouse, Inc.	615	115,257
Travel + Leisure Co.	1,014	52,333
United Parks & Resorts, Inc. (a)	437	20,605
Wingstop, Inc.	546	183,860
Wynn Resorts Ltd.	558	52,268
		1,725,453

Household Durables - 1.7%
Bassett Furniture Industries, Inc.	1,787	27,162
Cavco Industries, Inc. (a)	263	114,255
Champion Homes, Inc. (a)	1,396	87,404
Cricut, Inc. - Class A	6,151	41,642
Ethan Allen Interiors, Inc.	2,139	59,571
Green Brick Partners, Inc. (a)	1,946	122,364
Hamilton Beach Brands Holding Co. - Class A	1,485	26,567
Hovnanian Enterprises, Inc. - Class A (a)	112	11,710
Installed Building Products, Inc. (b)	546	98,455
KB Home	407	21,559
La-Z-Boy, Inc.	2,407	89,468
Lovesac Co. (a)	2,179	39,658
M/I Homes, Inc. (a)	456	51,127
Mohawk Industries, Inc. (a)	594	62,275
SharkNinja, Inc. (a)	801	79,291
Somnigroup International, Inc.	3,151	214,425
Sonos, Inc. (a)	4,227	45,694
Taylor Morrison Home Corp. (a)	1,383	84,944
Toll Brothers, Inc.	1,187	135,472
TopBuild Corp. (a)	482	156,043
Tri Pointe Homes, Inc. (a)	2,870	91,696
		1,660,782

Household Products - 0.2%
Central Garden & Pet Co. (a)	537	18,892
Central Garden & Pet Co. - Class A (a)	1,246	38,987
Oil-Dri Corp. of America	537	31,678
Spectrum Brands Holdings, Inc.	245	12,985
WD-40 Co.	438	99,903
		202,445

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. - Class A	455	13,768
Clearway Energy, Inc. - Class C	307	9,824
Talen Energy Corp. (a)	153	44,488
		68,080

Insurance - 4.7%
American Coastal Insurance Corp.	4,634	51,530
American Financial Group, Inc.	1,417	178,840
AMERISAFE, Inc.	882	38,570
Assurant, Inc.	819	161,744
Assured Guaranty, Ltd.	1,023	89,103
Axis Capital Holdings Ltd. (b)	1,751	181,789
Bowhead Specialty Holdings, Inc. (a)	519	19,478
Brighthouse Financial, Inc. (a)	870	46,780
CNO Financial Group, Inc.	3,470	133,873
Crawford & Co. - Class A	2,911	30,798
Donegal Group, Inc. - Class A (b)	3,603	72,150
Employers Holdings, Inc.	1,001	47,227
Enstar Group Ltd. (a)	170	57,181
Everest Group Ltd.	638	216,824
Fidelis Insurance Holdings Ltd.	1,189	19,714
First American Financial Corp.	1,206	74,036
Genworth Financial, Inc. - Class A (a)	10,717	83,378
Globe Life, Inc.	1,747	217,135
Goosehead Insurance, Inc. - Class A	94	9,918
Greenlight Capital Re Ltd. - Class A (a)	3,183	45,740
Hamilton Insurance Group Ltd. - Class B (a)	1,799	38,894
Hanover Insurance Group, Inc.	511	86,804
HCI Group, Inc.	510	77,622
Heritage Insurance Holdings, Inc. (a)	2,177	54,294
Hippo Holdings, Inc. (a)	696	19,439
Horace Mann Educators Corp.	879	37,771
Investors Title Co.	318	67,193
Kemper Corp.	842	54,343
Kingstone Cos., Inc. (a)	3,079	47,447
Kinsale Capital Group, Inc.	378	182,914
Lincoln National Corp.	4,186	144,836
MBIA, Inc. (a)	2,239	9,717
Mercury General Corp.	913	61,481
Old Republic International Corp.	5,586	214,726
Oscar Health, Inc. - Class A (a)	692	14,837
Palomar Holdings, Inc. (a)	385	59,386
Primerica, Inc.	785	214,831
ProAssurance Corp. (a)	424	9,680
Reinsurance Group of America, Inc.	957	189,831
RenaissanceRe Holdings Ltd.	1,000	242,900
RLI Corp.	1,696	122,485
Root, Inc. (a)	218	27,898
Ryan Specialty Holdings, Inc.	1,572	106,880
Safety Insurance Group, Inc.	338	26,834
Selective Insurance Group, Inc.	885	76,685
SiriusPoint Ltd. (a)	1,595	32,522
Skyward Specialty Insurance Group, Inc. (a)	627	36,234
Stewart Information Services Corp.	656	42,706
Tiptree, Inc.	2,891	68,170
United Fire Group, Inc.	1,192	34,210
Universal Insurance Holdings, Inc.	2,372	65,776
Unum Group	3,841	310,199
White Mountains Insurance Group Ltd.	10	17,957
		4,573,310

Interactive Media & Services - 0.8%
Angi, Inc. (a)	2,537	38,715
Arena Group Holdings, Inc. (a)	3,036	18,823
Cargurus, Inc. (a)	3,520	117,814
Cars.com, Inc. (a)	5,388	63,848
EverQuote, Inc. - Class A (a)	5,382	130,137
Grindr, Inc. (a)	1,023	23,222
IAC, Inc. (a)	1,135	42,381
Match Group, Inc.	3,626	112,007
MediaAlpha, Inc. - Class A (a)	4,194	45,924
Travelzoo (a)	3,312	42,162
TripAdvisor, Inc. (a)	2,363	30,837
TrueCar, Inc. (a)	13,147	24,979
Yelp, Inc. (a)	3,180	108,979
		799,828

IT Services - 1.1%
Amdocs Ltd.	1,967	179,469
ASGN, Inc. (a)	1,105	55,173
Backblaze, Inc. - Class A (a)	6,232	34,276
BigCommerce Holdings, Inc. (a)	6,887	34,435
Couchbase, Inc. (a)	2,156	52,563
Crexendo, Inc. (a)	5,139	31,194
DigitalOcean Holdings, Inc. (a)	409	11,681
DXC Technology Co. (a)	3,820	58,408
EPAM Systems, Inc. (a)	150	26,523
Globant SA (a)	352	31,976
Grid Dynamics Holdings, Inc. (a)	1,264	14,599
Information Services Group, Inc.	26,114	125,347
Kyndryl Holdings, Inc. (a)	3,838	161,042
Rackspace Technology, Inc. (a)	16,189	20,722
The Hackett Group, Inc.	3,844	97,715
Unisys Corp. (a)	19,576	88,679
		1,023,802

Leisure Products - 0.7%
Acushnet Holdings Corp.	999	72,747
American Outdoor Brands, Inc. (a)	1,861	19,447
Brunswick Corp.	718	39,662
Escalade, Inc.	1,361	19,027
Funko, Inc. - Class A (a)	4,885	23,253
Hasbro, Inc.	1,146	84,598
JAKKS Pacific, Inc.	3,170	65,873
Johnson Outdoors, Inc. - Class A	509	15,407
Latham Group, Inc. (a)	3,869	24,684
Mattel, Inc. (a)	6,875	135,575
Peloton Interactive, Inc. - Class A (a)	10,917	75,764
Polaris, Inc.	361	14,675
Sturm Ruger & Co., Inc.	546	19,601
YETI Holdings, Inc. (a)	2,036	64,175
		674,488

Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. - Class A (a)	2,798	32,401
Avantor, Inc. (a)	1,429	19,234
Bio-Rad Laboratories, Inc. - Class A (a)	192	46,333
Bio-Techne Corp.	1,330	68,429
Bruker Corp.	1,162	47,874
Charles River Laboratories International, Inc. (a)	439	66,610
Fortrea Holdings, Inc. (a)	2,059	10,171
Medpace Holdings, Inc. (a)	407	127,741
Mesa Laboratories, Inc.	753	70,948
Niagen Bioscience, Inc. (a)	12,904	185,947
QIAGEN NV	2,006	96,408
		772,096

Machinery - 3.8%
AGCO Corp. (b)	832	85,829
Alamo Group, Inc.	225	49,136
Allison Transmission Holdings, Inc.	1,669	158,538
Astec Industries, Inc.	1,198	49,945
Atmus Filtration Technologies, Inc.	1,450	52,809
Blue Bird Corp. (a)	909	39,232
Chart Industries, Inc. (a)	312	51,371
Crane Co.	734	139,379
Donaldson Co., Inc.	1,863	129,199
Energy Recovery, Inc. (a)	2,956	37,778
Enerpac Tool Group Corp.	986	39,992
Enpro, Inc.	178	34,096
Esab Corp.	988	119,103
ESCO Technologies, Inc.	188	36,072
Federal Signal Corp.	846	90,031
Flowserve Corp.	1,302	68,160
Franklin Electric Co., Inc.	681	61,113
Gates Industrial Corp. PLC (a)	4,305	99,144
Graco, Inc.	1,977	169,963
Hyster-Yale Materials Handling, Inc.	482	19,174
ITT, Inc.	824	129,228
Kadant, Inc. (b)	262	83,172
Kennametal, Inc.	1,046	24,016
L B Foster Co. - Class A (a)	875	19,136
Lincoln Electric Holdings, Inc.	734	152,173
Lindsay Corp.	154	22,215
Manitowoc Co., Inc. (a)	2,113	25,398
Microvast Holdings, Inc. (a)	4,786	17,373
Middleby Corp. (a)	514	74,016
Mueller Industries, Inc.	2,955	234,834
Mueller Water Products, Inc. - Class A	2,405	57,816
Nordson Corp.	376	80,603
Omega Flex, Inc.	282	9,131
Oshkosh Corp.	233	26,455
Pentair PLC	1,687	173,187
Proto Labs, Inc. (a)	1,071	42,883
RBC Bearings, Inc. (a)	175	67,340
REV Group, Inc.	1,809	86,090
Shyft Group, Inc.	1,394	17,481
Snap-on, Inc.	955	297,177
SPX Technologies, Inc. (a)	468	78,474
Stanley Black & Decker, Inc.	308	20,867
Tennant Co.	555	43,001
Terex Corp.	1,179	55,048
Timken Co.	773	56,081
Titan International, Inc. (a)	3,197	32,833
Toro Co.	1,184	83,685
Watts Water Technologies, Inc. - Class A	568	139,666
Worthington Enterprises, Inc.	273	17,374
		3,696,817

Marine Transportation - 0.1%
Kirby Corp. (a)	507	57,499
Matson, Inc.	762	84,849
		142,348

Media - 1.2%
AMC Networks, Inc. - Class A (a)	2,001	12,546
DoubleVerify Holdings, Inc. (a)	1,295	19,386
EchoStar Corp. - Class A (a)(b)	982	27,201
Entravision Communications Corp. - Class A	7,233	16,781
Gambling.com Group Ltd. (a)	4,113	48,904
Gannett Co., Inc. (a)	14,444	51,709
Gray Media, Inc.	4,214	19,089
Ibotta, Inc. - Class A (a)	827	30,268
Interpublic Group of Cos., Inc.	1,941	47,516
John Wiley & Sons, Inc. - Class A	870	38,828
Liberty Broadband Corp. - Class C (a)	276	27,153
New York Times Co. - Class A	2,751	154,001
News Corp. - Class A	5,357	159,210
News Corp. - Class B	2,667	91,505
Nexstar Media Group, Inc.	543	93,912
Nexxen International Ltd. (a)	4,091	42,587
Paramount Global - Class A	859	19,714
Paramount Global - Class B	4,800	61,920
Scholastic Corp.	1,467	30,778
Sinclair, Inc.	1,227	16,957
TEGNA, Inc.	3,522	59,029
Thryv Holdings, Inc. (a)	3,943	47,947
		1,116,941

Metals & Mining - 1.0%
Alcoa Corp.	952	28,093
Alpha Metallurgical Resources, Inc. (a)	224	25,195
Caledonia Mining Corp. PLC	1,002	19,359
Carpenter Technology Corp.	522	144,270
Coeur Mining, Inc. (a)	1,574	13,946
Commercial Metals Co. (b)	1,266	61,920
Olympic Steel, Inc.	2,390	77,890
Reliance, Inc.	893	280,313
Royal Gold, Inc.	387	68,824
Ryerson Holding Corp.	4,567	98,510
SSR Mining, Inc. (a)	3,869	49,291
SunCoke Energy, Inc.	3,906	33,553
Tredegar Corp. (a)	3,907	34,382
		935,546

Multi-Utilities - 0.2%
Black Hills Corp.	452	25,357
NiSource, Inc.	3,661	147,685
		173,042

Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Corp.	2,675	50,691
Antero Resources Corp. (a)	1,567	63,119
APA Corp.	5,308	97,083
California Resources Corp.	751	34,298
Chord Energy Corp.	281	27,215
Civitas Resources, Inc.	657	18,081
CNX Resources Corp. (a)	2,370	79,822
Core Natural Resources, Inc.	249	17,365
DT Midstream, Inc.	642	70,562
Gulfport Energy Corp. (a)	216	43,453
HF Sinclair Corp.	1,313	53,938
Magnolia Oil & Gas Corp. - Class A	3,081	69,261
Matador Resources Co.	1,076	51,347
Murphy Oil Corp.	1,229	27,652
Northern Oil & Gas, Inc.	759	21,518
Ovintiv, Inc.	2,551	97,066
Peabody Energy Corp.	763	10,239
Permian Resources Corp.	2,128	28,983
PrimeEnergy Resources Corp. (a)	314	45,963
Range Resources Corp.	994	40,426
Scorpio Tankers, Inc.	239	9,352
Teekay Corp. Ltd.	7,781	64,193
World Kinect Corp.	1,496	42,412
		1,064,039

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,111	95,535
Resolute Forest Products (a)(d)	2,770	3,934
Sylvamo Corp.	713	35,721
		135,190

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	743	36,764
American Airlines Group, Inc. (a)	3,825	42,917
SkyWest, Inc. (a)	750	77,227
		156,908

Personal Care Products - 0.9%
Beauty Health Co. (a)	22,518	43,009
BellRing Brands, Inc. (a)	2,921	169,214
Coty, Inc. - Class A (a)	3,902	18,144
elf Beauty, Inc. (a)	998	124,191
Herbalife Ltd. (a)	6,342	54,668
Honest Co., Inc. (a)	12,977	66,053
Interparfums, Inc.	658	86,402
Lifevantage Corp.	3,538	46,277
Medifast, Inc. (a)	2,945	41,377
Nature's Sunshine Products, Inc. (a)	5,853	86,566
Nu Skin Enterprises, Inc. - Class A	6,264	50,049
USANA Health Sciences, Inc. (a)	1,581	48,268
Waldencast PLC (a)	12,866	31,522
		865,740

Pharmaceuticals - 2.0%
Amneal Pharmaceuticals, Inc. (a)	21,282	172,171
Amphastar Pharmaceuticals, Inc. (a)	1,178	27,047
ANI Pharmaceuticals, Inc. (a)	828	54,027
Axsome Therapeutics, Inc. (a)	417	43,531
Collegium Pharmaceutical, Inc. (a)	3,964	117,216
Corcept Therapeutics, Inc. (a)	3,260	239,284
CorMedix, Inc. (a)	2,259	27,831
Elanco Animal Health, Inc. (a)	7,248	103,502
Eton Pharmaceuticals, Inc. (a)	1,516	21,603
Evolus, Inc. (a)	4,666	42,974
Harmony Biosciences Holdings, Inc. (a)	4,054	128,106
Harrow, Inc. (a)	626	19,118
Innoviva, Inc. (a)	6,648	133,558
Jazz Pharmaceuticals PLC (a)	1,359	144,217
Organon & Co.	3,456	33,454
Pacira BioSciences, Inc. (a)	5,259	125,690
Perrigo Co. PLC	2,509	67,041
Phibro Animal Health Corp. - Class A	2,887	73,734
Prestige Consumer Healthcare, Inc. (a)	1,292	103,166
SIGA Technologies, Inc.	12,295	80,163
Supernus Pharmaceuticals, Inc. (a)	4,088	128,854
Tarsus Pharmaceuticals, Inc. (a)	502	20,336
Viatris, Inc.	4,609	41,158
		1,947,781

Professional Services - 2.5%
Alight, Inc. - Class A	2,476	14,014
Amentum Holdings, Inc. (a)	825	19,478
Barrett Business Services, Inc.	462	19,261
CACI International, Inc. - Class A (a)	418	199,261
CBIZ, Inc. (a)	532	38,150
Concentrix Corp. (b)	1,194	63,109
CRA International, Inc.	300	56,211
CSG Systems International, Inc.	1,946	127,093
ExlService Holdings, Inc. (a)	1,993	87,273
Forrester Research, Inc. (a)	2,715	26,878
Franklin Covey Co. (a)	1,942	44,316
FTI Consulting, Inc. (a)	466	75,259
Genpact, Ltd.	3,746	164,861
Heidrick & Struggles International, Inc.	447	20,455
Huron Consulting Group, Inc. (a)	756	103,980
IBEX Holdings Ltd. (a)	4,503	131,037
ICF International, Inc.	520	44,049
Innodata, Inc. (a)	3,160	161,855
Insperity, Inc.	448	26,934
KBR, Inc.	1,079	51,727
Kelly Services, Inc. - Class A	1,821	21,324
Kforce, Inc.	1,318	54,209
Korn Ferry	663	48,618
Legalzoom.com, Inc. (a)	7,420	66,112
ManpowerGroup, Inc.	663	26,785
Maximus, Inc.	906	63,601
Mistras Group, Inc. (a)	4,728	37,871
NV5 Global, Inc. (a)	1,576	36,390
Parsons Corp. (a)	904	64,880
Paylocity Holding Corp. (a)	190	34,426
RCM Technologies, Inc. (a)	1,624	38,278
Resources Connection, Inc.	1,925	10,337
Robert Half, Inc.	2,172	89,161
Science Applications International Corp.	578	65,089
Skillsoft Corp. (a)	2,110	33,697
Spire Global, Inc. (a)	2,334	27,775
TriNet Group, Inc.	184	13,458
TrueBlue, Inc. (a)	3,068	19,881
Upwork, Inc. (a)	4,958	66,636
Verra Mobility Corp. (a)	1,582	40,167
Willdan Group, Inc. (a)	1,198	74,887
WNS Holdings Ltd. (a)	320	20,237
		2,429,020

Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	4,807	17,401
Compass, Inc. - Class A (a)	13,144	82,544
Cushman & Wakefield PLC (a)	4,494	49,749
Douglas Elliman, Inc. (a)	15,584	36,155
eXp World Holdings, Inc.	8,293	75,466
Jones Lang LaSalle, Inc. (a)	523	133,773
Real Brokerage, Inc. (a)	12,936	58,342
Zillow Group, Inc. - Class A (a)	284	19,451
Zillow Group, Inc. - Class C (a)	1,062	74,393
		547,274

Semiconductors & Semiconductor Equipment - 1.3%
Allegro MicroSystems, Inc. (a)	1,418	48,481
Amkor Technology, Inc.	1,296	27,203
Astera Labs, Inc. (a)	773	69,895
Axcelis Technologies, Inc. (a)	617	42,999
Cirrus Logic, Inc. (a)	1,291	134,593
Credo Technology Group Holding Ltd. (a)	1,404	129,996
FormFactor, Inc. (a)	499	17,171
Impinj, Inc. (a)(b)	528	58,645
Lattice Semiconductor Corp. (a)	1,883	92,248
MACOM Technology Solutions Holdings, Inc. (a)	501	71,788
MaxLinear, Inc. (a)	684	9,720
MKS, Inc.	476	47,295
NVE Corp.	131	9,643
Onto Innovation, Inc. (a)	249	25,132
Penguin Solutions, Inc. (a)	2,000	39,620
Photronics, Inc. (a)	1,879	35,382
Power Integrations, Inc.	268	14,981
Qorvo, Inc. (a)	920	78,117
Rambus, Inc. (a)	1,588	101,664
Semtech Corp. (a)	936	42,251
Silicon Laboratories, Inc. (a)	131	19,304
SiTime Corp. (a)	55	11,719
Skyworks Solutions, Inc.	446	33,236
Universal Display Corp.	337	52,053
		1,213,136

Software - 6.0%
8x8, Inc. (a)	47,370	92,845
A10 Networks, Inc.	6,532	126,394
ACI Worldwide, Inc. (a)	2,080	95,493
Adeia, Inc.	4,763	67,349
Agilysys, Inc. (a)	617	70,733
Airship AI Holdings, Inc. (a)	3,497	20,597
Alarm.com Holdings, Inc. (a)	617	34,904
Amplitude, Inc. - Class A (a)	1,568	19,443
Appfolio, Inc. - Class A (a)	553	127,345
Appian Corp. - Class A (a)	1,511	45,118
Arteris, Inc. (a)	2,607	24,845
Asana, Inc. - Class A (a)	2,602	35,127
AudioEye, Inc. (a)	2,019	23,521
AvePoint, Inc. (a)	2,272	43,872
Bentley Systems, Inc. - Class B	1,212	65,412
BILL Holdings, Inc. (a)	728	33,677
Bitdeer Technologies Group (a)	1,744	20,021
Blackbaud, Inc. (a)	751	48,222
BlackLine, Inc. (a)	341	19,307
Blend Labs, Inc. - Class A (a)	5,895	19,453
Box, Inc. - Class A (a)	4,158	142,079
Braze, Inc. - Class A (a)	587	16,495
C3.ai, Inc. - Class A (a)(b)	620	15,233
Cerence, Inc. (a)	7,163	73,134
Cleanspark, Inc. (a)	1,160	12,795
Clear Secure, Inc. - Class A	720	19,987
Clearwater Analytics Holdings, Inc. - Class A (a)	1,074	23,553
CommVault Systems, Inc. (a)	1,206	210,242
Confluent, Inc. - Class A (a)	2,171	54,123
Consensus Cloud Solutions, Inc. (a)	4,009	92,448
CoreCard Corp. (a)	686	19,873
CS Disco, Inc. (a)	2,178	9,518
Digital Turbine, Inc. (a)	5,929	34,981
Dolby Laboratories, Inc. - Class A	942	69,953
Domo, Inc. - Class B (a)	5,788	80,858
Dropbox, Inc. - Class A (a)	6,768	193,565
Dynatrace, Inc. (a)	3,139	173,304
eGain Corp. (a)	9,580	59,875
Elastic NV (a)	890	75,054
EverCommerce, Inc. (a)	1,821	19,120
Freshworks, Inc. - Class A (a)	1,890	28,180
Gen Digital, Inc.	5,804	170,638
Gitlab, Inc. - Class A (a)(b)	999	45,065
Guidewire Software, Inc. (a)	674	158,693
Informatica, Inc. - Class A (a)	649	15,803
Intapp, Inc. (a)	650	33,553
InterDigital, Inc. (b)	366	82,068
Life360, Inc. (a)	421	27,470
LiveRamp Holdings, Inc. (a)	2,275	75,166
Manhattan Associates, Inc. (a)	1,124	221,956
Mitek Systems, Inc. (a)	5,051	50,005
Nutanix, Inc. - Class A (a)	3,706	283,287
OneSpan, Inc.	4,792	79,978
Ooma, Inc. (a)	7,661	98,827
Pagaya Technologies Ltd. - Class A (a)	5,727	122,100
Pegasystems, Inc.	2,905	157,248
Porch Group, Inc. (a)	1,643	19,371
Procore Technologies, Inc. (a)	1,348	92,230
Progress Software Corp.	1,061	67,734
Q2 Holdings, Inc. (a)	646	60,459
Qualys, Inc. (a)	593	84,722
Rapid7, Inc. (a)	898	20,771
Red Violet, Inc.	1,974	97,121
Rimini Street, Inc. (a)	15,927	60,045
RingCentral, Inc. - Class A (a)	3,795	107,588
Rubrik, Inc. - Class A (a)	595	53,306
Sapiens International Corp.	1,100	32,175
SEMrush Holdings, Inc. - Class A (a)	4,580	41,449
SentinelOne, Inc. - Class A (a)	2,064	37,730
SoundThinking, Inc. (a)	6,143	80,197
Sprinklr, Inc. - Class A (a)(b)	3,247	27,470
Sprout Social, Inc. - Class A (a)	953	19,927
SPS Commerce, Inc. (a)	517	70,359
Synchronoss Technologies, Inc. (a)	3,168	21,701
Tenable Holdings, Inc. (a)	1,272	42,968
Teradata Corp. (a)	3,829	85,425
UiPath, Inc. - Class A (a)	4,326	55,373
Unity Software, Inc. (a)	2,470	59,774
Varonis Systems, Inc. (a)	634	32,176
Verint Systems, Inc. (a)	1,749	34,403
Vertex, Inc. - Class A (a)	561	19,823
Viant Technology, Inc. - Class A (a)	1,455	19,250
WM Technology, Inc. (a)	76,944	68,942
Workiva, Inc. (a)	853	58,388
Xperi, Inc. (a)	4,734	37,446
Yext, Inc. (a)	14,489	123,156
Zeta Global Holdings Corp. - Class A (a)	7,266	112,550
		5,823,934

Specialty Retail - 4.1%
1-800-Flowers.com, Inc. - Class A (a)(b)	4,284	21,077
Abercrombie & Fitch Co. - Class A (a)	1,442	119,470
Academy Sports & Outdoors, Inc.	2,251	100,867
Advance Auto Parts, Inc. (b)	457	21,246
American Eagle Outfitters, Inc.	4,971	47,821
Asbury Automotive Group, Inc. (a)	318	75,856
AutoNation, Inc. (a)	696	138,260
BARK, Inc. (a)	36,491	32,094
Bath & Body Works, Inc.	4,192	125,592
Boot Barn Holdings, Inc. (a)(b)	753	114,456
Build-A-Bear Workshop, Inc.	2,827	145,760
Caleres, Inc.	3,360	41,059
Camping World Holdings, Inc. - Class A	1,269	21,814
CarMax, Inc. (a)	290	19,491
Citi Trends, Inc. (a)	1,414	47,213
Designer Brands, Inc. - Class A	11,933	28,400
Dick's Sporting Goods, Inc.	952	188,315
Envela Corp. (a)	3,634	22,240
EVgo, Inc. (a)	14,633	53,410
Five Below, Inc. (a)	632	82,906
Floor & Decor Holdings, Inc. - Class A (a)	1,236	93,887
Foot Locker, Inc. (a)(b)	1,469	35,990
GameStop Corp. - Class A (a)(b)	1,847	45,048
Gap, Inc.	6,242	136,138
Genesco, Inc. (a)	2,259	44,480
Group 1 Automotive, Inc.	442	193,026
Haverty Furniture Cos., Inc.	2,397	48,779
J Jill, Inc.	1,770	25,913
Lands' End, Inc. (a)	4,739	50,755
Lithia Motors, Inc.	269	90,874
Murphy USA, Inc.	502	204,214
National Vision Holdings, Inc. (a)	3,799	87,415
ODP Corp. (a)	2,017	36,568
Penske Automotive Group, Inc.	612	105,148
Petco Health & Wellness Co., Inc. (a)	12,220	34,583
RealReal, Inc. (a)	13,921	66,682
Revolve Group, Inc. (a)	3,061	61,373
RH (a)	127	24,004
Sally Beauty Holdings, Inc. (a)(b)	6,462	59,838
Shoe Carnival, Inc. (b)	1,895	35,455
Signet Jewelers Ltd. (b)	1,798	143,031
Sleep Number Corp. (a)	5,210	35,193
Sonic Automotive, Inc. - Class A (b)	1,247	99,673
Stitch Fix, Inc. - Class A (a)	21,405	79,198
The Buckle, Inc.	1,628	73,830
Tile Shop Holdings, Inc. (a)	4,272	27,170
Torrid Holdings, Inc. (a)(b)	12,367	36,483
Upbound Group, Inc.	2,323	58,307
Urban Outfitters, Inc. (a)	2,164	156,977
Victoria's Secret & Co. (a)(b)	4,109	76,099
Warby Parker, Inc. - Class A (a)	3,475	76,207
Wayfair, Inc. - Class A (a)(b)	1,715	87,705
Winmark Corp.	283	106,864
Zumiez, Inc. (a)	2,120	28,111
		4,012,365

Technology Hardware, Storage & Peripherals - 0.5%
CompoSecure, Inc. (a)	1,365	19,233
Corsair Gaming, Inc. (a)	2,029	19,133
CPI Card Group, Inc. (a)	2,511	59,561
Diebold Nixdorf, Inc. (a)	573	31,744
IonQ, Inc. (a)(b)	909	39,060
Pure Storage, Inc. - Class A (a)	4,839	278,630
Sandisk Corp. (a)	410	18,594
Turtle Beach Corp. (a)	3,300	45,639
Xerox Holdings Corp. (b)	2,946	15,525
		527,119

Textiles, Apparel & Luxury Goods - 1.9%
Amer Sports, Inc. (a)	895	34,690
Birkenstock Holding PLC (a)	455	22,377
Capri Holdings Ltd. (a)(b)	3,365	59,560
Carter's, Inc.	1,059	31,908
Columbia Sportswear Co.	745	45,505
Crocs, Inc. (a)	1,240	125,587
Figs, Inc. - Class A (a)	10,498	59,209
G-III Apparel Group, Ltd. (a)	3,024	67,738
Hanesbrands, Inc. (a)	7,961	36,461
Kontoor Brands, Inc.	2,060	135,898
Movado Group, Inc.	1,177	17,949
Oxford Industries, Inc.	664	26,726
PVH Corp.	1,411	96,795
Ralph Lauren Corp.	996	273,183
Rocky Brands, Inc.	830	18,418
Skechers USA, Inc. - Class A (a)	2,363	149,105
Steven Madden, Ltd.	1,971	47,265
Superior Group of Cos., Inc.	1,902	19,591
Tapestry, Inc.	4,436	389,525
Under Armour, Inc. - Class A (a)	5,252	35,871
Under Armour, Inc. - Class C (a)	6,112	39,667
VF Corp.	3,162	37,153
Wolverine World Wide, Inc.	3,193	57,729
		1,827,910

Tobacco - 0.1%
Turning Point Brands, Inc.	1,117	84,635
Universal Corp.	532	30,984
		115,619

Trading Companies & Distributors - 2.5%
Air Lease Corp.	232	13,570
Applied Industrial Technologies, Inc.	878	204,091
BlueLinx Holdings, Inc. (a)	943	70,140
Boise Cascade Co.	976	84,736
Core & Main, Inc. - Class A (a)	2,694	162,583
DNOW, Inc. (a)	5,675	84,160
DXP Enterprises, Inc. (a)	1,962	171,969
EVI Industries, Inc.	1,232	26,895
FTAI Aviation Ltd. (b)	1,037	119,296
Global Industrial Co.	1,966	53,102
GMS, Inc. (a)	1,992	216,630
Hudson Technologies, Inc. (a)	6,181	50,190
Karat Packaging, Inc.	3,893	109,627
MRC Global, Inc. (a)	4,763	65,301
MSC Industrial Direct Co., Inc. - Class A	1,485	126,255
Rush Enterprises, Inc. - Class A	2,481	127,796
Rush Enterprises, Inc. - Class B	1,744	91,525
SiteOne Landscape Supply, Inc. (a)	1,014	122,633
Titan Machinery, Inc. (a)	1,465	29,022
Watsco, Inc.	519	229,201
WESCO International, Inc.	936	173,347
Xometry, Inc. - Class A (a)	1,354	45,752
		2,377,821

Water Utilities - 0.1%
Consolidated Water Co. Ltd.	1,767	53,045
Essential Utilities, Inc.	843	31,309
		84,354

Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	1,400	52,458
Spok Holdings, Inc.	1,112	19,660
Telephone and Data Systems, Inc.	2,047	72,832
		144,950
TOTAL COMMON STOCKS (Cost $57,903,723)		89,633,139

REAL ESTATE INVESTMENT TRUSTS - 3.4%	Shares	Value
Real Estate Investment Trusts - 3.4%
Acadia Realty Trust	1,289	23,937
ACRES Commercial Realty Corp. (a)	1,105	19,824
AG Mortgage Investment Trust, Inc.	2,432	18,362
AGNC Investment Corp. (b)	8,318	76,442
Agree Realty Corp. (b)	561	40,987
American Assets Trust, Inc.	487	9,618
American Healthcare REIT, Inc.	884	32,478
American Homes 4 Rent - Class A	1,957	70,589
Americold Realty Trust, Inc.	1,193	19,840
Angel Oak Mortgage REIT, Inc.	2,178	20,517
Annaly Capital Management, Inc. (b)	5,585	105,110
Apple Hospitality REIT, Inc. (b)	2,213	25,826
Arbor Realty Trust, Inc. (b)	4,100	43,870
Braemar Hotels & Resorts, Inc.	4,052	9,927
Brandywine Realty Trust	6,930	29,730
Brixmor Property Group, Inc.	3,226	84,005
BXP, Inc. (b)	1,473	99,383
Camden Property Trust	989	111,450
CareTrust REIT, Inc. (b)	736	22,522
CBL & Associates Properties, Inc.	1,596	40,522
Chatham Lodging Trust	3,031	21,126
Chimera Investment Corp.	2,783	38,600
City Office REIT, Inc.	6,299	33,637
COPT Defense Properties	1,575	43,438
CoreCivic, Inc. (a)	2,960	62,367
Cousins Properties, Inc.	2,150	64,564
CubeSmart	824	35,020
Curbline Properties Corp.	444	10,136
DiamondRock Hospitality Co.	2,895	22,176
Diversified Healthcare Trust	15,444	55,289
Douglas Emmett, Inc.	2,470	37,149
Ellington Financial, Inc.	2,429	31,553
Empire State Realty Trust, Inc. - Class A	2,522	20,403
EPR Properties (b)	860	50,104
Equity LifeStyle Properties, Inc.	642	39,592
Essential Properties Realty Trust, Inc.	674	21,507
Federal Realty Investment Trust	233	22,133
Franklin BSP Realty Trust, Inc. (b)	1,589	16,986
Franklin Street Properties Corp.	10,067	16,510
Gaming and Leisure Properties, Inc.	1,426	66,566
GEO Group, Inc. (a)	2,613	62,581
Healthcare Realty Trust, Inc.	616	9,770
Highwoods Properties, Inc.	1,400	43,526
Host Hotels & Resorts, Inc. (b)	6,427	98,719
Hudson Pacific Properties, Inc.	7,201	19,731
Independence Realty Trust, Inc.	821	14,523
Industrial Logistics Properties Trust	2,188	9,955
Invesco Mortgage Capital, Inc.	2,434	19,083
JBG SMITH Properties	1,546	26,746
Kilroy Realty Corp. (b)	1,418	48,652
Kimco Realty Corp.	5,391	113,319
Kite Realty Group Trust	1,217	27,565
Lamar Advertising Co. - Class A (b)	484	58,738
Lument Finance Trust, Inc.	8,408	18,582
Macerich Co.	2,238	36,211
MFA Financial, Inc.	2,257	21,351
NET Lease Office Properties (a)	1,099	35,772
Nexpoint Real Estate Finance, Inc.	2,657	36,640
NNN REIT, Inc.	629	27,160
Omega Healthcare Investors, Inc. (b)	1,370	50,210
Paramount Group, Inc.	10,240	62,464
Park Hotels & Resorts, Inc. (b)	928	9,493
Pebblebrook Hotel Trust	2,192	21,898
PennyMac Mortgage Investment Trust	2,470	31,764
Phillips Edison & Co., Inc.	388	13,592
Piedmont Realty Trust, Inc. - Class A	6,258	45,621
Regency Centers Corp.	1,351	96,232
Rithm Capital Corp.	11,954	134,961
RLJ Lodging Trust	2,007	14,611
Ryman Hospitality Properties, Inc.	263	25,950
Sabra Health Care REIT, Inc. (b)	2,143	39,517
Service Properties Trust	9,525	22,765
SL Green Realty Corp.	157	9,718
Starwood Property Trust, Inc.	3,266	65,549
Summit Hotel Properties, Inc.	4,263	21,699
Sunstone Hotel Investors, Inc.	1,084	9,409
Tanger, Inc.	1,219	37,277
Uniti Group, Inc.	10,991	47,481
Vornado Realty Trust	2,380	91,011
Whitestone REIT	985	12,293
Xenia Hotels & Resorts, Inc.	1,521	19,119
		3,225,053
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,130,629)		3,225,053

INVESTMENT COMPANIES - 3.3%	Shares	Value
International Equity Funds - 3.3%
Vanguard Extended Market ETF	16,628	3,204,382
TOTAL INVESTMENT COMPANIES (Cost $2,284,730)		3,204,382

SHORT-TERM INVESTMENTS - 5.7%		Value
Investments Purchased with Proceeds from Securities Lending - 5.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (f)	5,198,481	5,198,481

Money Market Funds - 0.3%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (f)	337,411	337,411
TOTAL SHORT-TERM INVESTMENTS (Cost $5,535,892)		5,535,892

TOTAL INVESTMENTS - 105.1% (Cost $68,854,974)		101,598,466
Liabilities in Excess of Other Assets - (5.1)%		(4,910,075)
TOTAL NET ASSETS - 100.0%		$96,688,391
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $4,703,639.
(c)	Rounds to zero.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,470 or 0.0% of net assets as of June 30, 2025.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.